TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE PAYABLES	TRADE PAYABLES

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade payables	20,160	32,893
The trade payables are non-interest-bearing and are normally settled on 30-day terms.
As at December 31, 2023 and 2022, amounts due to the Company’s related parties, included in the Company’s trade payables, were $0.6 million and $1.2 million, respectively (note 30).